Narrative (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($) vessel tanker	Jun. 30, 2017 USD ($)	Dec. 31, 2017 vessel
Related Party Transaction [Line Items]
Number of vessels under capital lease | vessel				8
Early contract termination fees		$ 8,900,000
Reduction in capital lease obligations		20,600,000
(Loss) gain on lease termination	$ 5,800,000	5,819,000	$ (8,327,000)
Senior unsecured facility $275.0 million [Member]
Related Party Transaction [Line Items]
Debt Instrument, Increase (Decrease), Net		100,000,000
Debt instrument, face amount		$ 275,000,000.0
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of vessels under capital lease | vessel		8
Remaining periods on these leases, minimum (in years)		5 years
Remaining periods on these leases, maximum (in years)		9 years
Number of vessels from Frontline 2012 involved in pooling arrangement | vessel		2
Income/ expense on pooled vessels		$ 400,000	1,100,000
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Management fee expenses		600,000	$ 400,000
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Early contract termination fees	8,900,000	8,900,000
Reduction in capital lease obligations	20,600,000	20,600,000
(Loss) gain on lease termination	$ 5,800,000	$ 5,800,000
Suezmax [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of vessels from Frontline 2012 involved in pooling arrangement | tanker		2